CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUES	$ 572,931	$ 486,014	$ 424,690
COST OF REVENUES (exclusive of amortization presented separately below)	138,295	113,326	101,810
GROSS MARGIN	434,636	372,688	322,880
EXPENSES
Sales and marketing	68,161	56,573	46,895
Research and development	84,103	70,353	62,570
General and administrative	57,373	49,710	44,454
Other charges (Note 19)	21,649	5,441	6,428
Amortization of intangible assets	60,501	60,177	59,099
TOTAL EXPENSES	291,787	242,254	219,446
INCOME FROM OPERATIONS	142,849	130,434	103,434
INTEREST EXPENSE	(1,363)	(1,167)	(1,123)
INVESTMENT AND OTHER INCOME	9,666	4,461	299
INCOME BEFORE INCOME TAXES	151,152	133,728	102,610
INCOME TAX EXPENSE (Note 17)
Current	41,223	28,248	14,814
Deferred	(5,978)	3,244	1,514
TOTAL INCOME TAX EXPENSE	35,245	31,492	16,328
NET INCOME	$ 115,907	$ 102,236	$ 86,282
EARNINGS PER SHARE (Note 15)
Basic (in $ per share)	$ 1.36	$ 1.21	$ 1.02
Diluted (in $ per share)	$ 1.34	$ 1.18	$ 1.00
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in shares)	85,068	84,791	84,591
Diluted (in shares)	86,818	86,451	86,200